Retirement benefits - Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined contribution and benefit schemes [line items]
Total charge to consolidated statements of profit or loss	₨ 714	$ 10	₨ 708	₨ 850
Defined benefit pension plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Current service cost	389	6	331	277
Past service cost	3	0	820
Net Interest cost	162	2	98	99
Total charge to consolidated statements of profit or loss	₨ 554	$ 8	₨ 1,249	₨ 376